Net Income Per Share - Computations of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 852	$ 5,064
Comprehensive income	$ 852	$ 5,064
Denominator:
Weighted-average common shares outstanding - basic (in shares)	157,882,535	152,811,130
Weighted-average common shares outstanding - diluted (in shares)	159,166,872	152,867,466
Net income per share:
Basic (in USD per share)	$ 0.01	$ 0.03
Diluted (in USD per share)	$ 0.01	$ 0.03
Stock options
Denominator:
Stock options issued under 2020 Plan (in shares)	1,267,239	56,336
Restricted Stock Units, Time-Based Awards
Denominator:
Stock options issued under 2020 Plan (in shares)	17,098	0